Note 13 - Acquisition of Aurizon Mines Ltd. (Details) - Preliminary Purchase Price Allocation In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CAD	Jun. 30, 2013 USD ($)	Jun. 30, 2013 Bullion And Stockpiled Ore [Member] USD ($)	Jun. 30, 2013 Supplies [Member] USD ($)	Jun. 30, 2013 Accrued Payroll And Related Benefits [Member] USD ($)	Jun. 30, 2013 Accrued Taxes [Member] USD ($)	Jun. 30, 2013 Non Current Deferred Tax Liability [Member] USD ($)	Jun. 30, 2013 Non Current Reclamation [Member] USD ($)	Jun. 30, 2013 Other Non Current Liabilities [Member] USD ($)
Consideration:
Cash payments	$ 496,400	514,500	$ 496,211
Hecla stock issued (56,997,790 shares at $3.83 per share)	218,300	226,300	218,302
Total consideration	714,500	740,800	714,513
Assets:
Cash	177,587		177,587
Accounts receivable	14,307		14,307
Inventory				8,090	5,704
Other current assets	7,036		7,036
Property, plants, equipment and mineral interests, net	715,391		715,391
Non-current restricted cash and investments	4,471		4,471
Other non-current assets	795		795
Total assets	933,381		933,381
Accounts payable	22,227		22,227
Accrued liabilities						7,613	509
Non-current liabilities								177,016	11,113	390
Total liabilities	218,868		218,868
Net assets	$ 714,513		$ 714,513